Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2022
Organization and Principal Activities [Abstract]
Schedule of consolidated financial statements reflect the activities of SOS Limited
Name	Background
SOS Information Technology New York Inc.	A New York company Incorporated on July 15, 2020 A holding company	SOS NY

Yong Bao Two Ltd.	A British Virgin Island company Incorporated on February 29, 2020 A holding company	YBT

Canada XX Exchange Ltd.	Digital asset exchange platform	Canada XX

US XX Exchange Ltd.	Digital asset exchange platform	US XX

Future Technology Global Ltd. (HK)	A 100% subsidiary of SOS Information Technology Co., Ltd.	Future Technology

FDW Limited	A 100% subsidiary of SOS Ltd.	FDW Limited

China SOS Ltd.	A Hong Kong limited liability company Incorporated on June 19, 2019 A holding company	China SOS

FD LLC	A 51% owned JV with Niagara Development LLC	FD LLC

Qingdao SOS Investment Management Co., Ltd.	A 100% subsidiary of China SOS Limited, a WOFE	WFOE

Qingdao SOS Investment LLP	A 99% subsidiary of Qingdao SOS Investment Management Co., Ltd.(PRC)	Qingdao SOS

SOS Auto Service CO.,Ltd.	A 99% subsidiary of Qingdao SOS Investment Management Co., Ltd.(PRC)	Other Subsidiary

SOS Industrial Holding Co., Ltd.	A VIE of Qingdao SOS Management Consulting Co., Ltd.	VIE

Qingdao SOS Digital Technologies Inc.(PRC)	A 100% subsidiary of Qingdao Enterprise Co. Ltd., operates insurance marketing business,10085 hot line, bankcard promotional center and SaaS service	Other Subsidiary

SOS Information Technology Co., Ltd.	A 100% subsidiary of Qingdao Enterprise Co. Ltd., operates insurance marketing business, 10086 hot line, bankcard promotional center and SaaS service	Other Subsidiary

Inner Mongolia SOS Insurance Agency Co., Ltd.	A 100% subsidiary of SOS Information Technology Co., Ltd, which operates insurance brokerage business within Inner Mongolia region	Other Subsidiary

Common Prosperity Technology Co., Ltd.	A 50% subsidiary of SOS International Trading Co., Ltd. and another 50% owned by Qingdao SOS Investment LLP	Other Subsidiary

SOS International Trading Co., Ltd.	A 100% subsidiary of SOS Information Technology Co., Ltd.	Other Subsidiary

SOS Ronghe Digital Technology Co., Ltd. (PRC)	A 69% subsidiary of SOS Information Technology Co,. Ltd.	Other Subsidiary

Weigou International Trading Co., Ltd.	A 99% subsidiary of Qingdao Investment LLP	Other Subsidiary

Shuyun International Trading Co., Ltd.	A 99% subsidiary of Qingdao Investment LLP	Other Subsidiary

Chexiaoer Technology Co., Ltd.	A 25% subsidiary of Qingdao Investment LLP and A 30% owned by SOS Auto Service Co., Ltd.	Other Subsidiary

Hebei S Cloud Enterprise Management Co., Ltd.	A 99% subsidiary of Future Digital Investment Ltd.(Hong Kong)	Other Subsidiary

S International Group Limited	A 100% subsidiary of SOS Limited	SOS Limited

S International Holdings Limited	A 100% subsidiary of S International Group Limited	S International Group Limited

Qingdao S Investment Holding Co., Ltd.	A 100% subsidiary of S International Group Limited	S International Group Limited